Business Combination - Schedule of Consolidated Statement of Comprehensive Loss Includes the Revenue and Net Loss (Details) - Twine [Member] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Consolidated Statement of Comprehensive Loss Includes the Revenue and Net Loss [Line Items]
Revenues	$ 248
Net loss	$ (830)